Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	$ (2)	$ (132)
Fair Value Gain (Loss) Through Equity	13	(8)
Fair Value Gain (Loss) Through Earnings	(99)	(102)
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	(2)	(132)
Fair Value Gain (Loss) Through Equity	0	0
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	(97)	29
Fair Value Gain (Loss) Through Equity	13	(8)
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	0	1
Fair Value Gain (Loss) Through Equity	$ 0	$ 0